Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
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Cash and Cash Equivalents

7.	CASH AND CASH EQUIVALENTS

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$653,580.6	$745,313.2
Government bonds	3,716.1	2,668.9
Repurchase agreements	1,750.4	—
Commercial paper	1,123.5	—

	$660,170.6	$747,982.1

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk of changes in value.